T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio (77955H-10-5)

Supplement to prospectus dated May 1, 2004

T. Rowe Price International Funds, Inc.

T. Rowe Price Global Stock Fund (77956H-85-6; PRGSX)

T. Rowe Price International Stock Fund (77956H-20-3; PRITX)

T. Rowe Price International Stock Fund—Advisor Class (77956H-82-3; PAITX)

T. Rowe Price International Stock Fund—R Class (77956H-78-1; RRITX)

T. Rowe Price Institutional International Funds, Inc.

T. Rowe Price Institutional Foreign Equity Fund (74144Q-10-4; PRFEX)

Supplement to prospectuses dated March 1, 2005

This notice updates the prospectuses for the following funds: Global Stock Fund, International Stock Fund, International Stock Fund—Advisor Class, International Stock Fund—R Class, Institutional Foreign Equity Fund, and International Stock Portfolio. These changes are effective April 1, 2005.

Portfolio Management

Global Stock Fund

The fund has an Investment Advisory Committee with the following members: Robert N. Gensler, Chairman, Christopher D. Alderson, M. Campbell Gunn, Michael W. Holton, Kris H. Jenner, Charles M. Ober, Robert W. Smith, and Dean Tenerelli. The committee chairman has day-to-day responsibility for managing the fund and works with the committee in developing and executing the fund`s investment program. Mr. Gensler has been chairman of the fund`s committee since 2005. He joined T. Rowe Price in 1993 as an investment analyst and has been managing investments since 1996.

International Stock Fund

The fund has an Investment Advisory Committee with the following members: Mark C.J. Bickford-Smith, Chairman, Dean Tenerelli and David J.L. Warren (co-managers), M. Kamran Baig, and Frances Dydasco. Mark C.J. Bickford-Smith, Dean Tenerelli, and David J.L. Warren have day-to-day responsibility for managing the fund and work with the committee in developing and executing the fund`s investment program. Mr. Bickford-Smith has been chairman of the fund`s committee since 2005. He joined T. Rowe Price International in 1995 and has been managing investments since that time. Mr. Tenerelli joined T. Rowe Price International in 1999 and has been managing investments since 2002. Mr. Warren joined T. Rowe Price International in 1983 and has been managing investments since 1984.

International Stock Portfolio

The fund has an Investment Advisory Committee with the following members: Mark C.J. Bickford-Smith, Chairman, Dean Tenerelli and David J.L. Warren (co-managers), M. Kamran Baig, and Frances Dydasco. Mark C.J. Bickford-Smith, Dean Tenerelli, and David J.L. Warren have day-to-day responsibility for managing the fund and work with the committee in developing and executing the fund`s investment program. Mr. Bickford-Smith has been chairman of the fund`s committee since 2005. He joined T. Rowe Price International in 1995 and has been managing investments since that time. Mr. Tenerelli joined T. Rowe Price International in 1999 and has been managing investments since 2002. Mr. Warren joined T. Rowe Price International in 1983 and has been managing investments since 1984.

Institutional Foreign Equity Fund

The fund has an Investment Advisory Committee with the following members: Mark C.J. Bickford-Smith, Chairman, Dean Tenerelli and David J.L. Warren (co-managers), M. Kamran Baig, and Frances Dydasco. Mark C.J. Bickford-Smith, Dean Tenerelli, and David J.L. Warren have day-to-day responsibility for managing the fund and work with the committee in developing and executing the fund`s investment program. Mr. Bickford-Smith has been chairman of the fund`s committee since 2005. He joined T. Rowe Price International in 1995 and has been managing investments since that time. Mr. Tenerelli joined T. Rowe Price International in 1999 and has been managing investments since 2002. Mr. Warren joined T. Rowe Price International in 1983 and has been managing investments since 1984.

The date of the above supplement is March 21, 2005.

C01-041 3/21/05